Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Line Items]
Rent expense under operating lease agreements	$ 21,500,000	$ 20,300,000	$ 17,900,000
Percentage of royalty on net product sales range, minimum	1.00%
Percentage of royalty on net product sales range, maximum	25.00%
Accrued royalties	17,600,000	25,659,000
Royalty expense related to agreements	52,500,000	43,300,000	45,700,000
Total contingent obligation	134,200,000
Contingent Cash Payments To Be Made In Next Twelve Months	18,900,000
Additional contingent cash payments to be made in 2014	23,400,000
Additional contingent cash payments to be made in 2015	16,300,000
Additional contingent cash payments to be made in 2016	17,500,000
Additional contingent cash payments to be made in 2017	7,000,000
Additional Contingent Cash Payments To Be Made From Current Until Fifth Year	51,100,000
Fair value of contingent consideration	19,000,000
Commitment under employment contract agreements	15,300,000
Amounts held in escrow in connection with acquisitions	7,521,000	7,026,000
Preacquisition contingencies included in accrued and other liabilities	5,493,000	6,203,000
Accrued Liabilities [Member]
Commitments and Contingencies [Line Items]
Accrued Contingent Obligation	9,800,000
Other Liabilities [Member]
Commitments and Contingencies [Line Items]
Accrued Contingent Obligation	$ 9,200,000